INVESTMENT IN AN AFFILIATED COMPANY (Details Textual) (Mail Vision Affiliated Company [Member])	Dec. 31, 2012	Dec. 31, 2011
Mail Vision Affiliated Company [Member]
Equity Method Investment, Ownership Percentage	26.40%	26.60%